AMG River Road International Value Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Shares	Value
Common Stocks - 95.4%
Communication Services - 6.0%
Deutsche Telekom AG (Germany)	13,772	$300,247
GCI Liberty, Inc. Escrow Share*,1,2	8,063	0
SK Telecom Co., Ltd., Sponsored ADR (South Korea)[3]	7,892	158,392
Telefonica Brasil, S.A., Sponsored ADR (Brazil)	16,797	150,837

Total Communication Services		609,476
Consumer Discretionary - 10.5%
Industria de Diseno Textil, S.A. (Spain)	7,695	294,548
Kering, S.A. (France)	348	199,809
Sony Group Corp. (Japan)	4,122	386,092
Toyota Motor Corp. (Japan)	10,806	181,690

Total Consumer Discretionary		1,062,139
Consumer Staples - 5.6%
Anheuser-Busch InBev SA/NV (Belgium)	3,080	176,193
Fomento Economico Mexicano SAB de CV, Sponsored ADR (Mexico)	1,618	183,239
Unilever PLC (United Kingdom)	3,972	213,427

Total Consumer Staples		572,859
Energy - 5.9%
Shell PLC (United Kingdom)	10,285	311,715
TotalEnergies SE (France)	4,646	282,275

Total Energy		593,990
Financials - 23.3%
AIA Group, Ltd. (Hong Kong)	11,343	113,484
Allianz SE (Germany)	1,315	314,284
Axa, S.A. (France)	11,459	352,236
DBS Group Holdings, Ltd. (Singapore)	11,809	304,637
Deutsche Boerse AG (Germany)	1,940	371,707
Euronext, N.V. (Netherlands)[4]	2,786	212,053
Prudential PLC (Hong Kong)	13,253	184,036
Svenska Handelsbanken AB, Class A (Sweden)	16,508	144,940
Tokio Marine Holdings, Inc. (Japan)	11,426	262,741
UBS Group AG (Switzerland)	4,608	102,246

Total Financials		2,362,364
Health Care - 12.7%
GSK PLC (United Kingdom)	15,041	267,747
Novartis AG (Switzerland)	1,683	176,205
Roche Holding AG (Switzerland)	799	247,731
Sanofi (France)	3,048	325,175
Takeda Pharmaceutical Co., Ltd. (Japan)	8,953	273,737

Total Health Care		1,290,595
	Shares	Value
Industrials - 20.1%
Ashtead Group PLC (United Kingdom)	4,717	$348,982
BAE Systems PLC (United Kingdom)	21,880	261,664
Bouygues SA (France)	4,352	155,895
CK Hutchison Holdings, Ltd. (Hong Kong)	18,909	116,618
DHL Group (Germany)	7,508	386,086
Genpact, Ltd.	4,313	155,656
Thales, S.A. (France)	2,122	317,430
Vinci, S.A. (France)	2,500	293,618

Total Industrials		2,035,949
Information Technology - 6.6%
Check Point Software Technologies, Ltd. (Israel)*	2,543	336,210
Fujitsu, Ltd. (Japan)	1,540	199,415
Open Text Corp. (Canada)	3,189	136,977

Total Information Technology		672,602
Materials - 2.0%
Shin-Etsu Chemical Co., Ltd. (Japan)	6,243	205,675
Utilities - 2.7%
EDP - Energias de Portugal, S.A. (Portugal)	57,895	270,476

Total Common Stocks (Cost $9,141,825)		9,676,125

	Principal Amount
Short-Term Investments - 4.7%
Joint Repurchase Agreements - 1.6%[5]
RBC Dominion Securities, Inc., dated 07/31/23, due 08/01/23, 5.300% total to be received $160,521 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 10/19/23 - 07/20/53, totaling $163,707)	$160,497	160,497
Repurchase Agreements - 3.1%
Fixed Income Clearing Corp., dated 07/31/23 due 08/01/23, 5.150% total to be received $313,045 (collateralized by a U.S. Treasury, 4.625%, 03/15/26, totaling $319,324)	313,000	313,000

Total Short-Term Investments (Cost $473,497)		473,497
Total Investments - 100.1% (Cost $9,615,322)		10,149,622
Other Assets, less Liabilities - (0.1)%		(9,915)
Net Assets - 100.0%		$10,139,707

AMG River Road International Value Equity Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Security's value was determined by using significant unobservable inputs.
[2]	This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 18, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At July 31, 2023, the cost and market value of the escrow shares is $0, which represents 0% of net assets.
[3]	Some of this security, amounting to $156,807 or 1.5% of net assets, was out on loan to various borrowers and is collateralized by cash. See below for more information.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of this security amounted to $212,053 or 2.1% of net assets.
[5]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	—	$2,362,364	—	$2,362,364
Industrials	$155,656	1,880,293	—	2,035,949
Health Care	—	1,290,595	—	1,290,595
Consumer Discretionary	—	1,062,139	—	1,062,139
Information Technology	473,187	199,415	—	672,602
Communication Services	309,229	300,247	$0	609,476
Energy	—	593,990	—	593,990
Consumer Staples	183,239	389,620	—	572,859
Utilities	—	270,476	—	270,476
Materials	—	205,675	—	205,675
Short-Term Investments
Joint Repurchase Agreements	—	160,497	—	160,497
Repurchase Agreements	—	313,000	—	313,000
Total Investments in Securities	$1,121,311	$9,028,311	$0	$10,149,622

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
At July 31, 2023, the Level 3 common stock was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.
For the period ended July 31, 2023, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

AMG River Road International Value Equity Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at July 31, 2023, was as follows:
Country	% of Long-Term Investments
Belgium	1.8
Brazil	1.6
Canada	1.4
France	19.9
Germany	14.2
Hong Kong	4.3
Israel	3.5
Japan	15.6
Mexico	1.9
Netherlands	2.2
Portugal	2.8
Singapore	3.2
South Korea	1.6
Spain	3.0
Sweden	1.5
Switzerland	5.4
United Kingdom	14.5
United States	1.6
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$156,807	$160,497	—	$160,497
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.